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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:        58

Form 13F Information Table Value Total: $ 159,562
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     727    9,937 	SH	SOLE		       		    9,937
AMERICAN CAMPUS COMMUNITIES	COM	024835100     604    13,512 	SH	SOLE		       		    13,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,434    10,148 	SH	SOLE		       		    10,148
BOSTON PROPERTIES INC		COM	101121101   1,930    18,386 	SH	SOLE		       		    18,386
CAMDEN PROPERTY TRUST		COM	133131102     869    13,220 	SH	SOLE		       		    13,220
DIGITAL REALTY TRUST INC	COM	253868103   1,104    14,930 	SH	SOLE		       		    14,930
DUKE REALTY CORP		COM	264411505     722    50,340 	SH	SOLE		       		    50,340
EQUITY ONE INC			COM	294752100     546    27,000 	SH	SOLE		       		    27,000
EQUITY RESIDENTIAL		COM	29476L107   1,840    29,378 	SH	SOLE		       		    29,378
ESSEX PROPERTY TRUST INC	COM	297178105     795     5,246 	SH	SOLE		       		    5,246
FEDERAL REALTY INVS TRUST	COM	313747206   1,146    11,843 	SH	SOLE		       		    11,843
GLIMCHER REALTY TRUST		COM	379302102     864    84,531 	SH	SOLE		       		    84,531
HCP INC				COM	40414L109   1,427    36,165 	SH	SOLE		       		    36,165
HEALTH CARE REIT INC		COM	42217K106   1,180    21,470 	SH	SOLE		       		    21,470
HOST HOTELS & RESORTS INC	COM	44107P104   1,289    78,516 	SH	SOLE		       		    78,516
KILROY REALTY CORP		COM	49427F108     871    18,678 	SH	SOLE		       		    18,678
KIMCO REALTY CORP		COM	49446R109     841    43,686 	SH	SOLE		       		    43,686
MACERICH CO/THE			COM	554382101   1,172    20,301 	SH	SOLE		       		    20,301
PROLOGIS INC			COM	74340W103   1,773    49,234 	SH	SOLE		       		    49,234
PUBLIC STORAGE			COM	74460D109   2,364    17,109 	SH	SOLE		       		    17,109
SIMON PROPERTY GROUP INC	COM	828806109   4,026    27,635 	SH	SOLE		       		    27,635
SL GREEN REALTY CORP		COM	78440X101   1,166    15,037 	SH	SOLE		       		    15,037
STARWOOD HOTELS & RESORTS	COM	85590A401     792    14,042 	SH	SOLE		       		    14,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101     593    60,872 	SH	SOLE		       		    60,872
TANGER FACTORY OUTLET CENTER	COM	875465106     851    28,611 	SH	SOLE		       		    28,611
VENTAS INC			COM	92276F100   1,685    29,507 	SH	SOLE		       		    29,507
VORNADO REALTY TRUST		COM	929042109   1,165    13,841 	SH	SOLE		       		    13,841




ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,173   16,034 	SH	OTHER	    1		  16,034
AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,483   55,514 	SH	OTHER	    2		  38,372   17,142
AVALONBAY COMMUNITIES INC	COM	053484101   5,574   39,432 	SH	OTHER	    2		  27,270   12,162
BOSTON PROPERTIES INC		COM	101121101   6,959   66,289 	SH	OTHER	    2		  48,561   17,728
CAMDEN PROPERTY TRUST		COM	133131102   3,714   56,488 	SH	OTHER	    2		  37,805   18,683
DIGITAL REALTY TRUST INC	COM	253868103   4,349   58,789 	SH	OTHER	    2		  40,379   18,410
DUKE REALTY CORP		COM	264411505   2,833  197,559 	SH	OTHER	    2		 125,619   71,940
EQUITY ONE INC			COM	294752100   1,993   98,582 	SH	OTHER	    2		  61,582   37,000
EQUITY RESIDENTIAL		COM	29476L107   3,560   56,851 	SH	OTHER	    1		  56,851
ESSEX PROPERTY TRUST INC	COM	297178105   3,298   21,767 	SH	OTHER	    2		  15,178   6,589
FEDERAL REALTY INVS TRUST	COM	313747206   3,710   38,333 	SH	OTHER	    2		  29,252   9,081
GLIMCHER REALTY TRUST		COM	379302102   2,943  287,939 	SH	OTHER	    2		 190,707   97,232
HCP INC				COM	40414L109   2,679   67,885 	SH	OTHER	    1		  67,885
HEALTH CARE REIT INC		COM	42217K106   4,240   77,141 	SH	OTHER	    2		  52,217   24,924
HIGHWOODS PROPERTIES INC	COM	431284108     284    8,514 	SH	OTHER	    1		   8,514
HOST HOTELS & RESORTS INC	COM	44107P104   4,353  265,099 	SH	OTHER	    2		 192,094   73,005
KILROY REALTY CORP		COM	49427F108   3,224   69,163 	SH	OTHER	    2		  48,640   20,523
KIMCO REALTY CORP		COM	49446R109  13,638   70,763 	SH	OTHER	    1		  70,763
LASALLE HOTEL PROPERTIES	COM	517942108     255    9,070 	SH	OTHER	    1		   9,070
MACERICH CO/THE			COM	554382101   4,479   77,563 	SH	OTHER	    2		  53,297   24,266
PROLOGIS INC			COM	74340W103   6,359  176,526 	SH	OTHER	    2		 127,510   49,016
PUBLIC STORAGE			COM	74460D109   8,230   59,563 	SH	OTHER	    2		  43,136   16,427
REGENCY CENTERS CORP		COM	758849103     230    5,182 	SH	OTHER	    1		   5,182
SIMON PROPERTY GROUP INC	COM	828806109  13,683   93,922 	SH	OTHER	    2		  67,858   26,064
SL GREEN REALTY CORP		COM	78440X101   4,695   60,546 	SH	OTHER	    2		  43,126   17,420
STARWOOD HOTELS & RESORTS	COM	85590A401   2,791   49,478 	SH	OTHER	    2		  32,436   17,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,858  190,750 	SH	OTHER	    2		 129,087   61,663
TANGER FACTORY OUTLET CENTER	COM	875465106   2,854   95,994 	SH	OTHER	    2		  70,552   25,442
TAUBMAN CENTERS INC		COM	876664103     502    6,876 	SH	OTHER	    1		   6,876
VENTAS INC			COM	92276F100    6682  117,012 	SH	OTHER	    2		  82,360   34,652
VORNADO REALTY TRUST		COM	929042109   1,829   21,718 	SH	OTHER	    2		  21,718

